CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 08, 2021
Ordinary shares, par value	$ 0.0001	$ 0.0001					$ 0.0001
Ordinary shares authorized	200,000,000	500,000,000							500,000,000
Ordinary shares issued	111,496,668	103,790,000	3,790,000	3,790,000	20,751,000	20,751,000		79,249,000
Ordinary shares outstanding	111,496,668	103,790,000
Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	242,821,846	242,821,846
Ordinary shares issued	54,318,514
Ordinary shares outstanding	54,318,514
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	57,178,154	57,178,154
Ordinary shares issued	57,178,154
Ordinary shares outstanding	57,178,154